Item 1: Report to Shareholders

Inflation Protected Bond Fund	November 30, 2007

The views and opinions in this report were current as of November 30, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Investors in Treasury inflation-protected securities (TIPS) realized strong gains in the six-month period ended November 30, 2007. In August, problems associated with the meltdown in subprime mortgage markets generated financial gridlock in the world’s credit markets and fear among fixed-income investors. The ensuing flight to quality and the Federal Reserve’s infusion of liquidity and interest rate cuts produced a dramatic drop in Treasury yields, including TIPS. (Bond prices and yields move in opposite directions.) Unlike past periods, TIPS held their own against fixed-rate Treasuries and proved that they could be a safe haven for investors during times of turbulence. TIPS also benefited from higher inflation, mainly driven by surging energy and food prices. In the past six months, even though the economy showed signs of fading, inflationary pressures did not ease, which helped support TIPS’ valuations. Your fund performed well during this period of turmoil.

HIGHLIGHTS

• Firm headline inflation, turmoil in credit markets, and investors’ desire for high-quality fixed-income securities created a positive environment for Treasury inflation-protected securities (TIPS).

• The Inflation Protected Bond Fund returned 9.73% for the six-month period ended November 30, 2007.

• The flight to quality drove real (inflation-adjusted) yields to their lowest levels in nearly three years, while the expectations for higher inflation supported richer valuations, which benefited TIPS investors.

• Although TIPS are unlikely to match this year’s strong performance in 2008, inflation-protected securities remain attractive as inflationary pressures continue to build.

ECONOMY AND INTEREST RATES

The nation’s economy expanded at a robust annualized rate of 4.9% in the third quarter, forcing bond investors to rethink their economic outlook. Although the most current data on the nation’s gross domestic product showed strong growth, other data was not as upbeat. Other figures showed a much cooler housing market, gradually increasing unemployment, and a deceleration of manufacturing activity. Consumer spending, which has buoyed the economy for the past three years, looked weak because of constricting home equity values and modest increases in personal income.

## THE FED'S ROLE IN MAINTAINING FINANCIAL MARKETS

In its role as the nation's central bank, the Federal Reserve is charged with maintaining economic stability and setting monetary policy, which impacts fixed-income yield and consumer and business loan rates. Keeping inflation in check, while maintaining sustainable economic growth, has typically been the Fed's most visible role. The Fed raises interest rates to curb inflation and lowers them to stimulate economic growth. But periodically the Fed takes an active role in relieving market turmoil to ensure the orderly functioning of financial markets.

Recently, the Fed became a highly visible player in dealing with the unfolding "credit crunch." As in past instances of financial market disorder, it all started with investors hunting for extraordinary returns—in this case subprime mortgages—and ignoring the clear risks. As worries spread about defaulting subprime loans, risk aversion spread across areas of the fixed-income markets, causing yield spreads to widen on many types of asset-backed securities and corporate and municipal bonds, as well as higher-risk emerging markets and high-yield bonds. At the same time, the Treasury market, often viewed as a safe haven, enjoyed a strong rally.

As the credit crunch worsened, the Fed signaled to the banking system that it was serious about easing the stress. It aggressively added reserves into the banking system to stanch upward pressure on the federal funds rate. Initially, in an effort to counteract the crisis in market confidence and stimulate short-term lending, it lowered the discount rate—and offered longer-term loans against a wide range of collateral, including mortgage-backed securities—and subsequently lowered the fed funds rate a total of 75 basis points during the reporting period (100 basis points equal 1.00%). While there are signs that stability is returning to some sectors in the credit markets, fragility persists. It appears that the Fed stands ready to lower the federal funds rate further to prevent financial market conditions from affecting the economy.

### Fed Funds Rate History

7%
6
5
4
3
2
1
0
12/99
12/00
12/01
12/02
12/03
12/04
12/05
12/06
12/07

Source: Federal Reserve Board.

Note: The last quarter-point rate cut occurred on December 11, after the end of the reporting period.

The real story during the period was the collapse of the subprime residential mortgage market. As home values declined and delinquencies rose, the fallout spread from mortgage companies to big Wall Street firms and major commercial banks. Liquidity in the financial markets, particularly in the asset-backed commercial paper market, quickly evaporated during the summer and again in November. The credit market problems prompted investors to seek out the relative safety of U.S. Treasury securities, including TIPS.

The Federal Reserve responded by reducing the discount rate—the interest rate paid by financial institutions that borrow from the central bank—and adding billions of dollars to the banking system on several occasions starting in mid-August. The central bank also reduced the fed funds target rate, used to price overnight bank loans and to benchmark prime lending rates, to 4.50% by the end of our reporting period. These were the first changes in the fed funds rate since June 2006 and the first rate cuts in more than four years. (Despite signs of some emerging inflationary pressures, the Fed reduced the fed funds rate to 4.25% on December 11, after the end of our reporting period.)

Unlike last year, when tight labor market conditions and high rates of resource utilization posed a threat to the Fed’s inflation goals, indications are accumulating that the nation’s economy is weakening. In response, the bond market began to anticipate an easier monetary policy. At various times, bond prices indicated investors expected the Fed to make one to three quarter-point rate cuts, potentially bringing the federal funds target as low as 4.25% by year-end.

The Treasury yield curve—a graphic comparison of government bond yields and maturities—finally steepened this year after a prolonged period of inversion—where short-term rates were greater than long-term rates. The Fed lowered its target interest rates after the August gridlock in the credit markets, and the yield curve steepened. The yield on the 10-year Treasury note moved lower over the six-month period, from 4.89% to 3.94%, indicating that the market believes the economy is likely to remain weak and inflation will be controlled. The yield on the 30-year Treasury bond was 4.38%, about 63 basis points below its yield at the end of May.

MARKET NEWS

Inflation pressures rose during the late spring and early summer, the bond market sold off, and the real (inflation-adjusted) yields of the 10-year TIPS climbed. The market peaked in June, but the slower economy, particularly in the housing market, paved the way for a strong summer rally in Treasury prices. The yields on the 5- and 10-year Treasury notes fell below the overnight fed funds rate of 5.25%, where they remained at the end of May.

At present, the market is biased toward lower rates, particularly since there are signs that the economy is weakening. Despite the Fed’s best efforts to infuse the credit markets with liquidity, bonds have been volatile. The combination of a weaker U.S. economy and investors seeking stability is the reverse of investor behavior this time last year. At that time, investors were seeking the highest yields and increasingly downplaying risk. With investors avoiding any security that carries more than a smidgen of risk, demand for Treasuries has been brisk, and their yields have fallen.

Mirroring fixed-rate Treasuries, yields on long-term TIPS declined since our last report. However, the real rate on TIPS has been on a roller coaster ride since a year ago. The real rate on a 10-year TIPS stood at 2.15% at the end of November 2006. It rose in January but declined until the end of April. By May and June it was rising again and hit a month-end peak of 2.62% in June. Since then, it has declined substantially. At the end of this reporting period, the yield on the 10-year TIPS stood at 1.54%.

By comparing the yield of a TIPS with the yield of a conventional Treasury note with a comparable maturity, we can get a good idea of the market’s inflation expectations. For example, if a 10-year TIPS and a conventional 10-year Treasury were yielding 4%, we can assume that the inflation expectations would be near zero. The current difference of 2.40% between the yield of a 10-year TIPS and the conventional Treasury is lower than the peak of about 2.65% in July 2006. The difference remains toward the lower end of the range for the market’s recent inflation expectations, which have ranged between 2.25% and 2.75% since the Fed began raising rates in June 2004.

Investors clearly benefited this year from inflation exceeding market expectations. The annualized inflation rate was about 4.3% at the end of November. Despite the market turmoil and increasing inflationary pressures, TIPS market participants seem to believe that the Fed is likely to keep inflation under control.

PERFORMANCE AND STRATEGY

Your fund returned 9.73% in the six-month period ended November 30, 2007. It performed in line with the Lehman Brothers U.S. Treasury U.S. TIPS Index and outperformed its Lipper peer group average, as shown in the table.

Since TIPS are the major holding in the Inflation Protected Bond Fund, the fund’s performance over the six-month period has mirrored the strong TIPS sector returns. TIPS benefited from the flight to quality that characterized trading during the period, as U.S. government securities became attractive to investors seeking a safe haven. In addition, they also had the added feature of inflation protection, which is becoming a more prominent concern among investors. Over the past year, higher food and energy prices kept headline inflation well above core inflation. In past periods of subdued inflation, the market generally favored fixed-rate Treasuries over TIPS. In the last several months, the market recognized TIPS for what they are—a means of getting inflation protection for a very small premium.

Allocations into other sectors, including tactical moves into fixed-rate Treasuries, mortgages, and non-U.S. inflation-protected issues, offered some opportunities. Real rates overseas were generally higher, and a number of governments often have policies that may be a little more favorable for inflation. We made some purchases of unhedged Mexican debt and Japanese inflation-indexed bonds, and we realized some benefit from an appreciating yen. We continue to examine ways to extract value from non-U.S. markets and diversify the risk of the fund. The portfolio’s duration, a measure of its sensitivity to interest rate changes, generally remained around that of the benchmark during our reporting period.

OUTLOOK

The consequences of the weak housing market are beginning to take their toll on the general economy, and we believe it will slow significantly in the first half of next year. Although the market has priced in further rate reductions next year, the Fed is considered to be a vigilant inflation fighter. Should inflation rise above the Fed’s comfort zone, its current accommodative policy could end.

During this summer, we saw TIPS step up and perform as prescribed. They provided a solid return and held their value during a turbulent period. We continue to believe they have a place in a well-managed, long-term investment program. TIPS are backed by the full faith and credit of the U.S. government and allow investors to hedge a portion of their assets against the corrosive effects of long-term inflation. They also provide a current coupon rate that investors can collect while receiving the benefits of inflation protection. Finally, they can help diversify a portfolio, which may reduce risk and volatility.

The lack of direction in near-term Fed policy may continue to generate great angst, but our strategic view of inflation protection instruments, and TIPS in particular, remains steadfast. While the risk of inflation may not be obvious now, we know from history that it has a way of quickly reasserting itself. In addition, strong gains in food and energy prices may keep headline inflation well above the core rate. This is important because Fed policy is generally targeted at containing core inflation. While lower real yields make TIPS less appealing going into 2008, maintaining inflation protection in this environment continues to make sense.

Respectfully submitted,

Daniel O. Shackelford
Chairman of the fund’s Investment Advisory Committee

December 18, 2007

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF BOND INVESTING

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Basis point: One one-hundredth of a percentage point, or 0.01% .

Duration: The average time (expressed in years) needed for an investor to receive the present value of the future cash flows on a fixed-income investment. It is used to measure a bond or bond fund’s sensitivity to interest rate changes. For example, a fund with a five-year duration would fall about 5% in price in response to a one-percentage-point increase in interest rates, and vice versa. Modified duration provides a more accurate estimate of the fund’s price sensitivity based solely on changes in real interest rates.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Hedged: A position that is designed to protect against possible losses in a financial investment by engaging in offsetting transactions.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market, including corporate, government, and mortgage-backed securities. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

Lehman Brothers U.S. Treasury U.S. TIPS Index: An unmanaged index that consists of inflation-protected securities issued by the U.S. Treasury.

Lipper average: Consists of all the mutual funds in a particular category as tracked by Lipper Inc.

Nominal interest rate: The stated rate of interest offered by a fixed-income security.

Real interest rate: A fixed-income security’s rate of interest after being adjusted for inflation. It is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities, such as Treasuries or municipal securities. Yield curves typically slope upward, indicating that longer maturities offer higher yields. When the yield curve is flat, there is little or no difference between the yields offered by shorter- and longer-term securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights | For a share outstanding throughout each period

| | 6 Months Ended 11/30/07‡ | Year Ended 5/31/07‡ | 5/31/06‡ | 5/31/05‡ | 5/31/04 | 10/31/02 Through 5/31/03 |
|---|---|---|---|---|---|---|
| **NET ASSET VALUE** | | | | | | |
| Beginning of period | $ 10.65 | $ 10.54 | $ 11.32 | $ 10.83 | $ 10.91 | $ 10.00 |
| Investment activities | | | | | | |
| Net investment income | 0.29* | 0.44* | 0.48* | 0.46* | 0.29* | 0.23* |
| Net realized and unrealized gain (loss) | 0.74 | (0.04) | (0.69) | 0.41 | (0.08) | 0.80 |
| Total from investment activities | 1.03 | 0.40 | (0.21) | 0.87 | 0.21 | 1.03 |
| Distributions | | | | | | |
| Net investment income | (0.09) | (0.16) | (0.15) | (0.15) | (0.16) | (0.10) |
| Net realized gain | – | (0.13) | (0.42) | (0.23) | (0.13) | (0.02) |
| Total distributions | (0.09) | (0.29) | (0.57) | (0.38) | (0.29) | (0.12) |
| **NET ASSET VALUE** | | | | | | |
| **End of period** | **$ 11.59** | **$ 10.65** | **$ 10.54** | **$ 11.32** | **$ 10.83** | **$ 10.91** |
| **Ratios/Supplemental Data** | | | | | | |
| **Total return^** | **9.73%*** | **3.79%*** | **(1.95)% *** | **8.12%*** | **1.94%*** | **10.40%*** |
| Ratio of total expenses to average net assets | 0.50%*+ | 0.50%* | 0.50%* | 0.50%* | 0.50%* | 0.50%*+ |
| Ratio of net investment income to average net assets | 5.26%*+ | 4.08%* | 4.39%* | 4.13%* | 3.33%* | 5.46%*+ |
| Portfolio turnover rate | 8.6%+ | 14.3% | 15.9% | 26.3% | 26.9% | 35.6%+ |
| Net assets, end of period (in thousands) | $ 122,363 | $ 100,733 | $ 105,187 | $ 104,615 | $ 55,504 | $ 24,425 |

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.50% contractual expense limitation in effect through 9/30/08.

+ Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

| | $ Par/Shares | Value |
|---|---|---|
| **CORPORATE BONDS 0.1%** | | |
| **FINANCIAL INSTITUTIONS 0.1%** | | |
| **Finance Companies 0.1%** | | |
| SLM Corporation, VR, 3.10%, 4/1/09 | 150 | 141 |
| Total Corporate Bonds (Cost $150) | | 141 |
| **U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 0.7%** | | |
| **U.S. Government Obligations 0.7%** | | |
| Government National Mortgage Assn. | | |
| 4.50%, 5/15/18 - 12/15/18 | 355 | 353 |
| 5.50%, 4/15/22 | 487 | 493 |
| Total U.S. Government & Agency Mortgage-Backed Securities (Cost $843) | | 846 |
| **U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 95.1%** | | |
| **U.S. Government Agency Obligations 0.6% (1)** | | |
| Federal National Mortgage Assn., VR, 3.11%, 2/17/09 | 750 | 728 |
| | | 728 |
| **U.S. Treasury Obligations 94.5%** | | |
| U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26 | 4,937 | 4,999 |
| U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25 | 9,909 | 10,568 |
| U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27 | 2,895 | 3,111 |
| U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32 | 1,703 | 2,223 |
| U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29 | 7,748 | 10,432 |
| U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10 (2) | 9,024 | 9,001 |
| U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/15 | 7,424 | 7,491 |
| U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13 | 9,620 | 9,952 |
| U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/15 | 1,822 | 1,871 |
| U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/14 | 7,988 | 8,279 |

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

## Statement of Operations

($000s)

| | 6 Months Ended 11/30/07 |
|---|---|
| **Investment Income (Loss)** | |
| Income | |
| Interest | $ 2,999 |
| Dividend | 23 |
| Total income | 3,022 |
| Expenses | |
| Investment management | 185 |
| Custody and accounting | 101 |
| Shareholder servicing | 94 |
| Registration | 21 |
| Prospectus and shareholder reports | 15 |
| Legal and audit | 9 |
| Directors | 3 |
| Miscellaneous | 4 |
| Reductions of fees and expenses | |
| Investment management fees waived | (168) |
| Expenses reimbursed by manager | (2) |
| Total expenses | 262 |
| Net investment income | 2,760 |
| **Realized and Unrealized Gain (Loss)** | |
| Net realized gain (loss) | |
| Securities | (57) |
| Futures | (23) |
| Written options | 9 |
| Foreign currency transactions | 6 |
| Net realized loss | (65) |
| Change in net unrealized gain (loss) | |
| Securities | 7,251 |
| Futures | 13 |
| Other assets and liabilities denominated in foreign currencies | (4) |
| Change in net unrealized gain | 7,260 |
| Net realized and unrealized gain | 7,195 |
| **INCREASE IN NET ASSETS FROM OPERATIONS** | $ 9,955 |

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 31, 2002. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Unrealized gains and losses on forward currency exchange contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements Effective November 30, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts During the six months ended November 30, 2007, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts During the six months ended November 30, 2007, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended November 30, 2007, were as follows:

TBA Purchase Commitments During the six months ended November 30, 2007, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $987,000 and $511,000, respectively, for the six months ended November 30, 2007. Purchases and sales of U.S. government securities aggregated $14,629,000 and $3,980,000, respectively, for the six months ended November 30, 2007.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2007.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $346,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2007, were recognized for tax purposes on June 1, 2007. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2007, the fund had $615,000 of unused capital loss carryforwards, of which $28,000 expire in fiscal 2013, $13,000 expire in fiscal 2014, and $574,000 expire in fiscal 2015.

At November 30, 2007, the cost of investments for federal income tax purposes was $117,426,000. Net unrealized gain aggregated $3,995,000 at period-end, of which $4,038,000 related to appreciated investments and $43,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2007, the effective annual group fee rate was 0.30%.

The fund is also subject to a contractual expense limitation through September 30, 2008. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.50% . The fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the fund’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than September 30, 2010. Pursuant to this agreement, management fees in the amount of $168,000 were waived and expenses in the amount of $2,000 were reimbursed by the manager during the six months ended November 30, 2007. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $873,000 remain subject to repayment at November 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2007, expenses incurred pursuant to these service agreements were $64,000 for Price Associates, $43,000 for T. Rowe Price Services, Inc., and $30,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of November 30, 2007, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 220,161 shares of the fund, representing 2% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 16, 2008